Long Term Deposit and Prepayment (Tables)	12 Months Ended
Nov. 30, 2025
Long Term Deposit and Prepayment [Abstract]
Schedule of Long Term Deposit and Prepayment

Long term deposit and prepayment consist of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Rental deposit	—	—	—
Prepayment of consulting fee	500,000	500,000	64,210
Total	500,000	500,000	64,210